Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q3PH

Schedules of Investments
(unaudited)
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 8
Templeton International Bond Fund 14
Templeton Sustainable Emerging Markets Bond Fund 19
Notes to Schedules of Investments 24

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 78.6%
Australia 12.9%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 334,744,000 AUD $ 166,640,187
a
Senior Bond, Reg S, 1.75%, 3/20/34 94,524,000 AUD 44,276,462
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 163,850,000 AUD 80,923,352
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 241,968,000 AUD 112,708,676
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 246,406,000 AUD 123,294,736
Senior Bond, 2.25%, 11/20/34 ..... 141,082,000 AUD 68,032,787
595,876,200
Brazil 7.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 423,684,000 BRL 82,565,930
10%, 1/01/31 .................. 480,994,000 BRL 89,218,786
10%, 1/01/33 .................. 203,346,000 BRL 36,961,853
F, 10%, 1/01/29 ................ 605,916,000 BRL 114,921,583
323,668,152
Colombia 5.8%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 10,884,000,000 COP 2,509,772
Colombia Titulos de Tesoreria ,
B, 6%, 4/28/28 ................. 125,077,800,000 COP 25,306,874
B, 7.75%, 9/18/30 .............. 295,978,800,000 COP 60,624,982
B, 7%, 3/26/31 ................. 110,158,200,000 COP 21,178,106
B, 7%, 6/30/32 ................. 107,691,000,000 COP 19,920,406
B, 13.25%, 2/09/33 ............. 248,870,000,000 COP 65,934,841
B, 7.25%, 10/18/34 ............. 148,699,000,000 COP 26,541,520
B, 6.25%, 7/09/36 .............. 41,872,000,000 COP 6,597,403
B, 9.25%, 5/28/42 .............. 206,416,000,000 COP 40,262,058
268,875,962
Germany 3.1%
a
Bundesobligation , Reg S, 10/18/24 ... 33,025,000 EUR 33,674,729
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 32,383,000 EUR 34,474,885
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 71,665,000 EUR 73,546,063
141,695,677
Ghana 1.5%
b
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 114,003,901 GHS 6,117,898
PIK, 8.5%, 2/15/28 .............. 180,826,999 GHS 8,554,913
PIK, 8.65%, 2/13/29 ............. 180,960,287 GHS 7,628,703
PIK, 8.8%, 2/12/30 .............. 181,093,575 GHS 6,885,252
PIK, 8.95%, 2/11/31 ............. 161,090,545 GHS 5,737,921
PIK, 9.1%, 2/10/32 .............. 161,209,023 GHS 5,457,629
PIK, 9.25%, 2/08/33 ............. 161,327,501 GHS 5,256,388
PIK, 9.4%, 2/07/34 .............. 161,445,979 GHS 5,116,423
PIK, 9.55%, 2/06/35 ............. 161,564,457 GHS 5,023,971
PIK, 9.7%, 2/05/36 .............. 161,682,935 GHS 4,968,377
PIK, 9.85%, 2/03/37 ............. 161,801,413 GHS 4,941,392

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10%, 2/02/38 .............. 161,919,891 GHS $ 4,936,632
70,625,499
India 5.4%
India Government Bond ,
7.26%, 1/14/29 ................ 6,911,000,000 INR 83,238,286
Senior Bond, 7.26%, 8/22/32 ...... 12,972,780,000 INR 156,232,673
Senior Note, 7.1%, 4/18/29 ....... 917,600,000 INR 10,977,827
250,448,786
Indonesia 9.6%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 342,118,000,000 IDR 24,698,905
FR73, 8.75%, 5/15/31 ........... 80,267,000,000 IDR 5,823,941
FR82, 7%, 9/15/30 .............. 291,868,000,000 IDR 19,127,882
FR87, 6.5%, 2/15/31 ............ 56,763,000,000 IDR 3,606,498
FR91, 6.375%, 4/15/32 .......... 159,351,000,000 IDR 10,068,241
FR95, 6.375%, 8/15/28 .......... 1,236,021,000,000 IDR 79,542,010
FR96, 7%, 2/15/33 .............. 4,600,954,000,000 IDR 300,218,575
443,086,052
Malaysia 8.3%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 56,800,000 MYR 12,116,607
4.181%, 7/15/24 ................ 109,530,000 MYR 23,456,564
4.059%, 9/30/24 ................ 126,740,000 MYR 27,146,783
3.882%, 3/14/25 ................ 188,040,000 MYR 40,335,771
3.955%, 9/15/25 ................ 28,830,000 MYR 6,187,780
3.9%, 11/30/26 ................. 226,950,000 MYR 48,722,565
3.892%, 3/15/27 ................ 19,290,000 MYR 4,134,795
3.502%, 5/31/27 ................ 30,640,000 MYR 6,476,353
3.899%, 11/16/27 ............... 691,620,000 MYR 148,479,667
3.733%, 6/15/28 ................ 52,470,000 MYR 11,151,352
4.498%, 4/15/30 ................ 97,744,000 MYR 21,553,825
3.582%, 7/15/32 ................ 162,510,000 MYR 33,490,003
383,252,065
Mexico 4.3%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 121,740,000 MXN 7,017,625
M, Senior Bond, 7.75%, 11/23/34 ... 378,250,000 MXN 18,511,522
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 2,389,180,000 MXN 116,513,672
M, Senior Bond, 8.5%, 5/31/29 ..... 384,700,000 MXN 20,653,555
M, Senior Bond, 8.5%, 11/18/38 .... 223,180,000 MXN 11,294,245
M, Senior Bond, 7.75%, 11/13/42 ... 480,400,000 MXN 22,214,519
196,205,138
Norway 4.9%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 1,541,408,000 NOK 143,215,362

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK $ 80,420,925
223,636,287
Panama 2.1%
Panama Government Bond ,
Senior Bond, 2.252%, 9/29/32 ..... 9,120,000 6,623,482
Senior Bond, 6.4%, 2/14/35 ....... 91,380,000 88,778,557
95,402,039
Singapore 5.1%
Singapore Government Bond ,
2.875%, 9/01/30 ................ 45,530,000 SGD 32,237,165
2.625%, 8/01/32 ................ 184,620,000 SGD 127,342,764
3.375%, 9/01/33 ................ 100,950,000 SGD 73,683,938
233,263,867
South Korea 4.7%
Korea Treasury Bonds ,
1.375%, 9/10/24 ................ 157,783,010,000 KRW 114,235,543
c
3.25%, 3/10/28 ................ 81,784,000,000 KRW 58,884,212
c
3.5%, 9/10/28 ................. 60,932,000,000 KRW 44,140,388
217,260,143
Thailand 3.9%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 3,255,070,000 THB 87,518,834
1%, 6/17/27 ................... 2,318,690,000 THB 59,572,041
Senior Note, 0.66%, 11/22/23 ...... 1,268,120,000 THB 34,565,051
181,655,926
Total Foreign Government and Agency Securities (Cost $3,924,455,553) ...........
3,624,951,793
U.S. Government and Agency Securities 9.4%
United States 9.4%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 103,690,000 84,035,480
3.125%, 2/15/43 ................ 60,250,000 46,657,270
3.625%, 8/15/43 ................ 208,570,000 174,086,698
3.75%, 11/15/43 ................ 53,070,000 45,059,747
U.S. Treasury Notes, 3.5%, 2/15/33 ... 89,400,000 82,038,469
431,877,664
Total U.S. Government and Agency Securities (Cost $481,792,804) ................
431,877,664
Total Long Term Investments (Cost $4,406,248,357) .............................
4,056,829,457

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 220,804,000 $ 841,080
841,080
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 110,404,000 110,159
110,159
Total Options Purchased (Cost $2,041,340) .....................................
951,239
Short Term Investments 10.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.1%
Germany 2.3%
d
Germany Treasury Bills ,
a
Reg S, 10/18/23 ................ 87,774,000 EUR 92,644,727
a
Reg S, 3/20/24 ................. 12,620,000 EUR 13,112,722
105,757,449
Japan 4.8%
d
Japan Treasury Bills ,
11/10/23 ..................... 20,635,800,000 JPY 138,123,730
12/20/23 ..................... 3,226,000,000 JPY 21,597,050
2/20/24 ...................... 9,663,100,000 JPY 64,705,678
224,426,458
Total Foreign Government and Agency Securities (Cost $357,834,654) ............
330,183,907
Shares
Money Market Funds 3.1%
United States 3.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 143,421,160 143,421,160
Total Money Market Funds (Cost $143,421,160) .................................
143,421,160
a a a a a
Total Short Term Investments (Cost $501,255,814 ) ...............................
473,605,067
a a a
Total Investments (Cost $4,909,545,511) 98.2% ..................................
$4,531,385,763
Options Written (0.0)%
†
......................................................
(1,147,243)
Other Assets, less Liabilities 1.8% .............................................
82,284,517
Net Assets 100.0% ...........................................................
$4,612,523,037
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written (0.0)%
†
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 220,804,000 $ (1,147,243)
(1,147,243)
Total Options Written (Premiums received $2,329,482) ...........................
$ (1,147,243)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $751,369,287, representing 16.3% of net assets.
b
Income may be received in additional securities and/or cash.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 4 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 2,559,257,100 31,096,684 10/05/23 $ — $ (280,738)
Indian Rupee ...... HSBK Sell 2,559,257,100 30,800,838 10/05/23 — (15,107)
Indian Rupee ...... JPHQ Buy 2,823,969,900 34,308,536 10/10/23 — (320,304)
Chilean Peso ...... JPHQ Buy 17,871,274,547 21,784,939 10/16/23 — (1,731,617)
Chilean Peso ...... JPHQ Sell 17,871,274,547 21,837,006 10/16/23 1,783,684 —
South Korean Won .. JPHQ Buy 20,554,300,000 16,223,962 10/17/23 — (1,015,281)
South Korean Won .. JPHQ Sell 4,372,000,000 3,247,153 10/17/23 12,193 —
Mexican Peso ...... CITI Buy 522,579,750 24,914,790 10/23/23 4,962,656 —
Mexican Peso ...... CITI Sell 522,579,750 22,751,028 10/23/23 — (7,126,417)
Japanese Yen ...... JPHQ Buy 8,080,979,530 56,104,082 11/21/23 — (1,578,069)
Japanese Yen ...... JPHQ Sell 1,246,000,000 8,405,377 11/21/23 — (1,947)
Japanese Yen ...... BOFA Buy 27,371,868,200 189,355,896 12/14/23 — (3,943,405)
Japanese Yen ...... DBAB Buy 35,628,107,310 246,638,275 12/14/23 — (5,299,390)
Japanese Yen ...... GSCO Buy 5,039,000,000 37,070,551 12/15/23 — (2,930,777)
Indian Rupee ...... JPHQ Buy 3,409,008,500 40,892,072 12/20/23 — (30,367)
Japanese Yen ...... BNDP Buy 41,246,625,520 283,244,076 12/20/23 — (3,530,663)
Japanese Yen ...... MSCO Buy 23,666,100,000 162,529,617 12/20/23 — (2,038,291)
South Korean Won .. DBAB Buy 66,506,000,000 50,387,914 12/20/23 — (1,008,606)
South Korean Won .. HSBK Buy 350,710,000,000 265,548,573 12/20/23 — (5,153,763)
Indian Rupee ...... HSBK Buy 2,366,957,100 28,366,495 1/08/24 — (25,389)
Indian Rupee ...... CITI Buy 2,857,906,500 34,181,396 3/20/24 — (116,791)
New Zealand Dollar . BOFA Buy 56,380,000 33,430,521 3/20/24 352,735 —
New Zealand Dollar . CITI Buy 66,290,000 39,322,439 3/20/24 398,952 —
New Zealand Dollar . CITI Sell 1,600,000 948,864 3/20/24 — (9,866)
New Zealand Dollar . JPHQ Buy 181,180,000 107,229,571 3/20/24 1,334,643 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 30 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... BOFA Buy 15,477,619,440 108,493,057 3/21/24 $ — $ (1,926,536)
Mexican Peso ...... MSCO Buy 540,623,000 23,797,497 9/03/24 5,475,265 —
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 — (6,288,556)
Total Forward Exchange Contracts ................................................... $14,320,128 $(44,371,880)
Net unrealized appreciation (depreciation) ............................................ $(30,051,752)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 264,960,000 $ (22,779,691) $ — $ (22,779,691)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 172,660,000 (6,237,876) — (6,237,876)
Total Interest Rate Swap Contracts ............................... $(29,017,567) $ — $(29,017,567)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Global Total Return Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $46,940,536) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 83.2%
Australia 7.8%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 21,403,000 AUD 10,654,709
e
Senior Bond, Reg S, 1.75%, 3/20/34 992,000 AUD 464,668
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 7,490,000 AUD 3,699,212
e
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 8,782,000 AUD 4,090,655
Treasury Corp. of Victoria ,
e
Senior Bond, Reg S, 2.25%, 9/15/33 15,269,000 AUD 7,640,185
Senior Bond, 2.25%, 11/20/34 ..... 2,963,000 AUD 1,428,822
27,978,251
Brazil 8.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 65,610,000 BRL 12,785,828
10%, 1/01/31 .................. 31,491,000 BRL 5,841,214
10%, 1/01/33 .................. 17,206,000 BRL 3,127,505
F, 10%, 1/01/29 ................ 51,267,000 BRL 9,723,600
31,478,147
Colombia 3.3%
Colombia Titulos de Tesoreria ,
B, 13.25%, 2/09/33 ............. 5,323,700,000 COP 1,410,444
B, 7.25%, 10/18/34 ............. 9,738,000,000 COP 1,738,151
B, 6.25%, 7/09/36 .............. 5,108,000,000 COP 804,823
B, 9.25%, 5/28/42 .............. 39,235,000,000 COP 7,652,904
11,606,322

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Dominican Republic 2.1%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,370,000 $ 1,745,454
Senior Bond, 144A, 6.4%, 6/05/49 .. 580,000 461,553
Senior Bond, 144A, 5.875%, 1/30/60 7,190,000 5,171,991
7,378,998
Ecuador 4.6%
e
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 29,086,000 10,887,317
Senior Note, 144A, 6%, 7/31/30 .... 10,467,000 5,371,051
16,258,368
Egypt 3.2%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.3%, 9/30/33 .. 6,080,000 3,395,759
Senior Bond, 144A, 8.5%, 1/31/47 .. 950,000 509,799
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 556,470
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 442,001
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 1,700,244
Senior Bond, 144A, 8.75%, 9/30/51 . 6,580,000 3,557,253
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,204,078
11,365,604
Germany 3.4%
e
Bundesobligation, Reg S, 10/18/24 ... 2,800,000 EUR 2,855,087
e
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 2,745,000 EUR 2,922,322
e
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 6,076,000 EUR 6,235,483
12,012,892
Ghana 2.6%
d
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 15,658,171 GHS 840,279
PIK, 8.5%, 2/15/28 .............. 24,836,158 GHS 1,174,997
PIK, 8.65%, 2/13/29 ............. 24,595,234 GHS 1,036,856
PIK, 8.8%, 2/12/30 .............. 24,613,349 GHS 935,810
PIK, 8.95%, 2/11/31 ............. 22,298,477 GHS 794,255
PIK, 9.1%, 2/10/32 .............. 22,314,877 GHS 755,456
PIK, 9.25%, 2/08/33 ............. 22,331,277 GHS 727,600
PIK, 9.4%, 2/07/34 .............. 18,705,077 GHS 592,787
PIK, 9.55%, 2/06/35 ............. 18,718,804 GHS 582,076
PIK, 9.7%, 2/05/36 .............. 18,732,530 GHS 575,634
PIK, 9.85%, 2/03/37 ............. 18,746,257 GHS 572,508
PIK, 10%, 2/02/38 .............. 18,759,984 GHS 571,956
9,160,214
Hungary 4.7%
Hungary Government Bond ,
1%, 11/26/25 .................. 1,458,900,000 HUF 3,430,748
3%, 10/27/27 .................. 273,100,000 HUF 625,222
4.75%, 11/24/32 ................ 5,633,000,000 HUF 12,701,123
16,757,093

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.1%
India Government Bond, Senior Bond,
7.26%, 8/22/32 ................ 1,219,000,000 INR $ 14,680,556
Indonesia 9.5%
Indonesia Government Bond ,
FR59, 7%, 5/15/27 .............. 97,508,000,000 IDR 6,404,802
FR68, 8.375%, 3/15/34 .......... 62,990,000,000 IDR 4,547,507
FR87, 6.5%, 2/15/31 ............ 10,451,000,000 IDR 664,016
FR91, 6.375%, 4/15/32 .......... 29,340,000,000 IDR 1,853,783
FR95, 6.375%, 8/15/28 .......... 82,071,000,000 IDR 5,281,538
FR96, 7%, 2/15/33 .............. 231,181,000,000 IDR 15,084,878
33,836,524
Malaysia 10.0%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 17,780,000 MYR 3,792,839
4.181%, 7/15/24 ................ 14,730,000 MYR 3,154,526
4.059%, 9/30/24 ................ 19,180,000 MYR 4,108,216
3.882%, 3/14/25 ................ 14,090,000 MYR 3,022,394
3.955%, 9/15/25 ................ 5,335,000 MYR 1,145,051
3.502%, 5/31/27 ................ 1,320,000 MYR 279,007
3.899%, 11/16/27 ............... 94,470,000 MYR 20,281,186
35,783,219
Mexico 4.8%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 9,610,000 MXN 553,962
M, Senior Bond, 7.75%, 11/23/34 ... 29,910,000 MXN 1,463,793
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 217,650,000 MXN 10,614,186
M, Senior Bond, 8.5%, 5/31/29 ..... 35,600,000 MXN 1,911,272
M, Senior Bond, 8.5%, 11/18/38 .... 17,630,000 MXN 892,184
M, Senior Bond, 7.75%, 11/13/42 ... 37,940,000 MXN 1,754,411
17,189,808
Mongolia 1.6%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,307,003
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 187,021
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,162,152
5,656,176
Norway 4.6%
e
Norway Government Bond, Senior
Bond, 144A, Reg S, 3%, 3/14/24 ... 176,017,000 NOK 16,354,099
Sri Lanka 0.6%
e,f
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.2%, 5/11/27 .. 3,160,000 1,475,845
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 215,953
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 309,396
2,001,194
Supranational 2.8%
g
Asian Development Bank ,
Senior Note, 11.75%, 7/24/24 ...... 24,954,000,000 COP 6,021,881

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
g
Asian Development Bank, (continued)
Senior Note, 11.2%, 1/31/25 ....... 16,141,000,000 COP $ 3,866,276
9,888,157
Thailand 4.7%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 241,660,000 THB 6,497,495
1%, 6/17/27 ................... 402,200,000 THB 10,333,367
16,830,862
Total Foreign Government and Agency Securities (Cost $333,948,689) ............
296,216,484
U.S. Government and Agency Securities 6.1%
United States 6.1%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 17,510,000 14,190,966
3.75%, 11/15/43 ................ 8,960,000 7,607,600
21,798,566
Total U.S. Government and Agency Securities (Cost $24,320,034) .................
21,798,566
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $406,854,618) ...............................
318,015,050
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 19,341,000 73,673
73,673
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 9,671,000 9,650
9,650
Total Options Purchased (Cost $178,809) ......................................
83,323

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 9.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 2.1%
Germany 2.1%
e,h
Germany Treasury Bills , Reg S,
10/18/23 ..................... 7,269,000 EUR $ 7,672,369
Total Foreign Government and Agency Securities (Cost $7,899,830) ...............
7,672,369
Shares
Money Market Funds 7.1%
United States 7.1%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 25,348,517 25,348,517
Total Money Market Funds (Cost $25,348,517) ..................................
25,348,517
a a a a a
Total Short Term Investments (Cost $33,248,347 ) ................................
33,020,886
a a a
Total Investments (Cost $440,281,774) 98.5% ...................................
$351,119,259
Options Written (0.0)%
†
......................................................
(100,491)
Other Assets, less Liabilities 1.5% .............................................
5,186,944
Net Assets 100.0% ...........................................................
$356,205,712
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 19,341,000 (100,491)
(100,491)
Total Options Written (Premiums received $204,048) ............................
$ (100,491)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $90,895,208, representing 25.5% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
At September 30, 2023, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 30.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 797,617,100 9,691,581 10/05/23 $ — $ (87,495)
Indian Rupee ...... HSBK Sell 797,617,100 9,600,591 10/05/23 — (3,495)
Japanese Yen ...... MSCO Buy 2,579,000,000 18,082,764 10/05/23 — (818,157)
Chilean Peso ...... JPHQ Buy 1,980,493,553 2,414,206 10/16/23 — (191,898)
Chilean Peso ...... JPHQ Sell 1,980,493,553 2,419,975 10/16/23 197,668 —
Norwegian Krone ... MSCO Buy 10,876,000 1,030,900 10/27/23 — (13,532)
Australian Dollar .... MSCO Buy 12,180,000 8,105,181 10/31/23 — (266,247)
Japanese Yen ...... JPHQ Buy 204,333,530 1,418,633 11/21/23 — (39,903)
Australian Dollar .... DBAB Buy 10,994,000 7,313,495 11/22/23 — (233,066)
Australian Dollar .... JPHQ Buy 10,306,000 6,856,067 11/22/23 — (218,728)
Australian Dollar .... MSCO Buy 5,930,000 3,794,577 12/11/23 27,044 —
Japanese Yen ...... BOFA Buy 2,067,742,560 14,304,440 12/14/23 — (297,895)
Japanese Yen ...... DBAB Buy 2,664,554,060 18,445,578 12/14/23 — (396,331)
Japanese Yen ...... BNDP Buy 706,082,800 4,848,730 12/20/23 — (60,440)
Japanese Yen ...... MSCO Buy 2,924,000,000 20,080,900 12/20/23 — (251,835)
South Korean Won .. DBAB Buy 51,190,000,000 38,783,829 12/20/23 — (776,329)
Indian Rupee ...... HSBK Buy 797,617,100 9,558,940 1/08/24 — (8,555)
Indian Rupee ...... HSBK Buy 102,214,374 1,226,062 2/12/24 — (4,878)
Indian Rupee ...... CITI Buy 1,070,227,980 12,800,239 3/20/24 — (43,736)
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 686,081 —
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 — (787,990)
Total Forward Exchange Contracts ................................................... $910,793 $(4,500,510)
Net unrealized appreciation (depreciation) ............................................ $(3,589,717)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 $ (422,993) $ — $ (422,993)
Total Interest Rate Swap Contracts ............................... $(422,993) $ — $(422,993)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton International Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 71.2%
Australia 9.7%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 1,785,000 AUD $ 888,598
a
Senior Bond, Reg S, 1.75%, 3/20/34 231,000 AUD 108,204
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 1,090,000 AUD 538,336
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 841,000 AUD 391,738
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 1,294,000 AUD 647,481
Senior Bond, 2.25%, 11/20/34 ..... 527,000 AUD 254,131
2,828,488
Brazil 7.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 8,200,000 BRL 1,597,985
10%, 1/01/31 .................. 940,000 BRL 174,359
F, 10%, 1/01/29 ................ 2,040,000 BRL 386,918
2,159,262
Colombia 6.2%
Colombia Titulos de Tesoreria ,
B, 7.5%, 8/26/26 ............... 3,964,000,000 COP 894,167
B, 6%, 4/28/28 ................. 81,000,000 COP 16,389
B, 7.75%, 9/18/30 .............. 399,000,000 COP 81,727
B, 7%, 3/26/31 ................. 142,000,000 COP 27,300
B, 7%, 6/30/32 ................. 670,000,000 COP 123,935
B, 13.25%, 2/09/33 ............. 357,000,000 COP 94,582
B, 7.25%, 10/18/34 ............. 608,000,000 COP 108,523
B, 6.25%, 7/09/36 .............. 290,000,000 COP 45,693
B, 9.25%, 5/28/42 .............. 2,152,000,000 COP 419,754
1,812,070
Germany 3.1%
a
Bundesobligation, Reg S, 10/18/24 ... 213,000 EUR 217,190
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 209,000 EUR 222,501
a
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 463,000 EUR 475,153
914,844
Ghana 1.3%
b
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 635,351 GHS 34,095
PIK, 8.5%, 2/15/28 .............. 1,007,764 GHS 47,677
PIK, 8.65%, 2/13/29 ............. 1,004,979 GHS 42,367
PIK, 8.8%, 2/12/30 .............. 1,005,719 GHS 38,238
PIK, 8.95%, 2/11/31 ............. 900,129 GHS 32,062
PIK, 9.1%, 2/10/32 .............. 900,791 GHS 30,496
PIK, 9.25%, 2/08/33 ............. 901,453 GHS 29,371
PIK, 9.4%, 2/07/34 .............. 852,519 GHS 27,017
PIK, 9.55%, 2/06/35 ............. 853,145 GHS 26,529
PIK, 9.7%, 2/05/36 .............. 853,770 GHS 26,236
PIK, 9.85%, 2/03/37 ............. 854,396 GHS 26,093

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10%, 2/02/38 .............. 855,022 GHS $ 26,068
386,249
India 4.7%
India Government Bond ,
Senior Bond, 7.26%, 8/22/32 ...... 18,000,000 INR 216,776
Senior Note, 7.1%, 4/18/29 ....... 95,800,000 INR 1,146,116
1,362,892
Indonesia 9.7%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 6,948,000,000 IDR 501,605
FR87, 6.5%, 2/15/31 ............ 1,153,000,000 IDR 73,257
FR91, 6.375%, 4/15/32 .......... 3,237,000,000 IDR 204,523
FR96, 7%, 2/15/33 .............. 31,407,000,000 IDR 2,049,350
2,828,735
Malaysia 8.2%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 410,000 MYR 87,461
4.181%, 7/15/24 ................ 680,000 MYR 145,626
4.059%, 9/30/24 ................ 770,000 MYR 164,928
3.882%, 3/14/25 ................ 1,180,000 MYR 253,118
3.955%, 9/15/25 ................ 150,000 MYR 32,195
3.9%, 11/30/26 ................. 1,480,000 MYR 317,733
3.892%, 3/15/27 ................ 130,000 MYR 27,865
3.502%, 5/31/27 ................ 200,000 MYR 42,274
3.899%, 11/16/27 ............... 4,520,000 MYR 970,371
3.733%, 6/15/28 ................ 340,000 MYR 72,260
4.498%, 4/15/30 ................ 510,000 MYR 112,462
3.582%, 7/15/32 ................ 870,000 MYR 179,289
2,405,582
Mexico 10.0%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 1,000,000 MXN 57,644
M, Senior Bond, 7.75%, 11/23/34 ... 3,060,000 MXN 149,756
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 .............. 30,290,000 MXN 1,531,604
M, 7.5%, 5/26/33 ............... 15,970,000 MXN 778,813
M, Senior Bond, 8.5%, 5/31/29 ..... 2,500,000 MXN 134,219
M, Senior Bond, 8.5%, 11/18/38 .... 1,830,000 MXN 92,609
M, Senior Bond, 7.75%, 11/13/42 ... 3,940,000 MXN 182,192
2,926,837
Panama 1.9%
Panama Government Bond, Senior
Bond, 6.4%, 2/14/35 ............ 580,000 563,488
Singapore 1.0%
Singapore Government Bond, 2.625%,
8/01/32 ...................... 432,000 SGD 297,975

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea 4.7%
Korea Treasury Bonds, 1.875%, 6/10/26 1,933,220,000 KRW $ 1,356,527
Thailand 3.3%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 19,320,000 THB 519,455
1%, 6/17/27 ................... 14,770,000 THB 379,473
Senior Note, 0.66%, 11/22/23 ...... 1,900,000 THB 51,788
950,716
Total Foreign Government and Agency Securities (Cost $22,543,139) ..............
20,793,665
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 1,582,000 6,026
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 1,700,000 6,476
12,502
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 791,000 789
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 850,000 848
1,637
Total Options Purchased (Cost $25,480) ........................................
14,139
Short Term Investments 28.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.6%
Germany 1.6%
a,c
Germany Treasury Bills , Reg S,
10/18/23 ..................... 431,000 EUR 454,917
Japan 6.0%
c
Japan Treasury Bills ,
2/20/24 ...................... 83,700,000 JPY 560,468
6/20/24 ...................... 11,000,000 JPY 73,671

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Japan (continued)
c
Japan Treasury Bills, (continued)
7/22/24 ...................... 166,200,000 JPY $ 1,113,080
1,747,219
Total Foreign Government and Agency Securities (Cost $2,267,439) ...............
2,202,136
Shares
Money Market Funds 20.7%
United States 20.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 6,048,556 6,048,556
Total Money Market Funds (Cost $6,048,556) ...................................
6,048,556
a a a a a
Total Short Term Investments (Cost $8,315,995 ) .................................
8,250,692
a a a
Total Investments (Cost $30,884,614) 99.5% ....................................
$29,058,496
Options Written (0.1)% .......................................................
(17,052)
Other Assets, less Liabilities 0.6% .............................................
154,822
Net Assets 100.0% ...........................................................
$29,196,266
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 1,582,000 (8,220)
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 1,700,000 (8,832)
(17,052)
Total Options Written (Premiums received $43,278) .............................
$ (17,052)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $2,517,184, representing 8.6% of net assets.
b
Income may be received in additional securities and/or cash.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 30 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 40,526,500 492,358 10/10/23 $ — $ (4,597)
Chilean Peso ...... JPHQ Buy 182,999,365 223,075 10/16/23 — (17,732)
Chilean Peso ...... JPHQ Sell 182,999,365 223,608 10/16/23 18,265 —
Australian Dollar .... CITI Buy 245,000 164,314 11/08/23 — (6,594)
Australian Dollar .... DBAB Buy 245,000 164,265 11/08/23 — (6,545)
Japanese Yen ...... JPHQ Buy 49,897,780 346,427 11/21/23 — (9,744)
Australian Dollar .... DBAB Buy 521,000 346,583 11/22/23 — (11,045)
Australian Dollar .... JPHQ Buy 489,000 325,307 11/22/23 — (10,378)
Norwegian Krone ... CITI Buy 13,133,000 1,227,775 12/11/23 2,249 —
Norwegian Krone ... DBAB Buy 1,192,000 111,578 12/11/23 63 —
Japanese Yen ...... BOFA Buy 169,013,600 1,169,220 12/14/23 — (24,349)
Japanese Yen ...... DBAB Buy 219,993,550 1,522,922 12/14/23 — (32,722)
Japanese Yen ...... GSCO Buy 146,000,000 1,074,082 12/15/23 — (84,916)
Japanese Yen ...... BNDP Buy 47,525,120 326,359 12/20/23 — (4,068)
Japanese Yen ...... GSCO Buy 223,900,000 1,525,017 12/20/23 — (6,643)
South Korean Won .. HSBK Buy 1,140,700,000 863,709 12/20/23 — (16,763)
Indian Rupee ...... CITI Buy 52,990,400 633,781 3/20/24 — (2,165)
New Zealand Dollar . CITI Buy 1,670,000 990,624 3/20/24 10,051 —
Singapore Dollar .... CITI Buy 1,850,000 1,373,422 3/20/24 — (9,005)
South Korean Won .. HSBK Buy 1,541,000,000 1,163,370 3/20/24 — (12,584)
Japanese Yen ...... BOFA Buy 95,569,950 669,914 3/21/24 — (11,896)
Total Forward Exchange Contracts ................................................... $30,628 $(271,746)
Net unrealized appreciation (depreciation) ............................................ $(241,118)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Sustainable Emerging Markets Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 3.4%
Costa Rica 3.4%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 464,580 440,185
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $765,615) ........................................
440,185
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 91.5%
Brazil 9.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 630,000 BRL 122,772
10%, 1/01/31 .................. 2,176,000 BRL 403,623
10%, 1/01/33 .................. 2,442,000 BRL 443,878
F, 10%, 1/01/29 ................ 1,362,000 BRL 258,325
1,228,598
Colombia 9.5%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 2,998
Colombia Titulos de Tesoreria ,
B, 7.75%, 9/18/30 .............. 1,073,500,000 COP 219,884
B, 7%, 3/26/31 ................. 4,001,400,000 COP 769,275
B, 7%, 6/30/32 ................. 107,000,000 COP 19,793
B, 13.25%, 2/09/33 ............. 260,000,000 COP 68,884
B, 7.25%, 10/18/34 ............. 257,000,000 COP 45,872
B, 6.25%, 7/09/36 .............. 64,000,000 COP 10,084
B, 9.25%, 5/28/42 .............. 580,000,000 COP 113,131
1,249,921
Czech Republic 3.4%
Czech Republic Government Bond,
1.75%, 6/23/32 ................ 13,100,000 CZK 450,421

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Dominican Republic 2.4%
e
Dominican Republic Government Bond,
Senior Bond, 144A, 5.875%, 1/30/60 441,000 $ 317,225
Ecuador 5.4%
e
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 1,199,500 448,991
Senior Note, 144A, 6%, 7/31/30 .... 491,000 251,952
700,943
Egypt 2.3%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 301,004
Ghana 1.7%
d
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 794,130 GHS 42,616
PIK, 8.5%, 2/15/28 .............. 794,716 GHS 37,598
PIK, 8.65%, 2/13/29 ............. 745,842 GHS 31,442
PIK, 8.8%, 2/12/30 .............. 746,392 GHS 28,378
PIK, 8.95%, 2/11/31 ............. 740,996 GHS 26,394
PIK, 9.1%, 2/10/32 .............. 741,541 GHS 25,104
PIK, 9.25%, 2/08/33 ............. 742,086 GHS 24,179
PIK, 9.4%, 2/07/34 .............. 47,664 GHS 1,511
PIK, 9.55%, 2/06/35 ............. 47,699 GHS 1,483
PIK, 9.7%, 2/05/36 .............. 47,733 GHS 1,467
PIK, 9.85%, 2/03/37 ............. 47,768 GHS 1,459
PIK, 10%, 2/02/38 .............. 47,803 GHS 1,457
223,088
India 2.6%
India Government Bond, Senior Bond,
7.29%, 1/27/33 ................ 27,570,000 INR 335,074
Indonesia 9.0%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 4,776,000,000 IDR 344,799
FR87, 6.5%, 2/15/31 ............ 792,000,000 IDR 50,321
FR91, 6.375%, 4/15/32 .......... 867,000,000 IDR 54,779
FR95, 6.375%, 8/15/28 .......... 4,200,000,000 IDR 270,284
FR96, 7%, 2/15/33 .............. 6,920,000,000 IDR 451,539
1,171,722
Malaysia 4.7%
Malaysia Government Bond ,
4.059%, 9/30/24 ................ 290,000 MYR 62,116
3.899%, 11/16/27 ............... 1,940,000 MYR 416,487
4.498%, 4/15/30 ................ 630,000 MYR 138,923
617,526
Mexico 2.7%
Mexican Bonos Desarr Fixed Rate, M,
7.5%, 5/26/33 ................. 7,370,000 MXN 359,414
Oman 2.0%
e
Oman Government Bond, Senior Bond,
144A, 7%, 1/25/51 .............. 275,000 259,984

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Romania 4.6%
e
Romania Government Bond ,
144A, 1.75%, 7/13/30 ............ 50,000 EUR $ 40,122
144A, 2.75%, 4/14/41 ............ 510,000 EUR 318,181
144A, 2.875%, 4/13/42 ........... 400,000 EUR 249,829
608,132
Serbia 2.8%
Serbia Treasury Bonds, 4.5%, 8/20/32 . 44,700,000 RSD 363,679
Seychelles 1.4%
e
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 175,000 179,375
Singapore 4.3%
Singapore Government Bond ,
2.625%, 8/01/32 ................ 368,000 SGD 253,830
e
Senior Bond, Reg S, 3%, 8/01/72 ... 434,000 SGD 314,909
568,739
South Korea 4.6%
Korea Treasury Bonds ,
1.875%, 6/10/26 ................ 96,500,000 KRW 67,714
f
3.25%, 3/10/28 ................ 589,700,000 KRW 424,582
f
3.5%, 9/10/28 ................. 160,000,000 KRW 115,907
608,203
Supranational 12.3%
g
European Bank for Reconstruction &
Development ,
Senior Note, 0.84%, 6/26/24 ...... 250,000,000 HUF 633,749
Senior Note, 4.95%, 1/22/26 ...... 57,400,000 INR 655,121
g
International Bank for Reconstruction &
Development, Senior Bond, 7.07%,
6/26/29 ...................... 6,500,000 MXN 321,261
1,610,131
Thailand 1.2%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 380,000 THB 10,217
1%, 6/17/27 ................... 250,000 THB 6,423
Senior Note, 0.66%, 11/22/23 ...... 3,930,000 THB 107,120
Senior Note, 2.35%, 6/17/26 ...... 90,000 THB 2,442
Senior Note, 2.65%, 6/17/28 ...... 1,230,000 THB 33,355
159,557
Uruguay 5.2%
h
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 24,586,139 UYU 675,971
Total Foreign Government and Agency Securities (Cost $13,034,490) ..............
11,988,707

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $13,815,103) ................................
12,428,892
Short Term Investments 4.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.2%
United States 4.2%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 556,541 556,541
Total Money Market Funds (Cost $556,541) .....................................
556,541
a a a a a
Total Short Term Investments (Cost $556,541 ) ..................................
556,541
a a a
Total Investments (Cost $14,371,644) 99.1% ....................................
$12,985,433
Other Assets, less Liabilities 0.9% .............................................
110,982
Net Assets 100.0% ...........................................................
$13,096,415
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $2,681,572, representing 20.5% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security is adjusted for inflation.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 30 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... MSCO Buy 1,570,000 320,952 10/03/23 $ — $ (8,620)
Brazilian Real ...... MSCO Sell 1,570,000 310,461 10/03/23 — (1,871)
Indian Rupee ...... HSBK Buy 32,799,900 398,541 10/05/23 — (3,598)
Indian Rupee ...... HSBK Sell 32,799,900 394,118 10/05/23 — (825)
Indian Rupee ...... JPHQ Buy 12,453,500 151,298 10/10/23 — (1,413)
Columbian Peso .... GSCO Buy 370,000,000 72,810 10/12/23 17,638 —
Columbian Peso .... MSCO Buy 3,036,000,000 652,721 10/12/23 89,436 —
Columbian Peso .... MSCO Sell 915,000,000 213,835 10/12/23 — (9,839)
Uruguayan Peso .... CITI Buy 2,800,000 73,203 11/06/23 — (535)
Brazilian Real ...... MSCO Buy 1,570,000 308,012 12/04/23 1,775 —
Indian Rupee ...... JPHQ Buy 971,100 11,649 12/20/23 — (9)
Indian Rupee ...... HSBK Buy 5,080,900 60,891 1/08/24 — (54)
Mexican Peso ...... HSBK Sell 6,360,000 360,980 2/06/24 3,938 —
Thai Baht ......... HSBK Buy 29,710,000 868,008 2/07/24 — (46,447)
Malaysian Ringgit ... GSCO Buy 1,220,000 270,061 2/15/24 — (7,240)
Indian Rupee ...... CITI Buy 12,814,700 153,267 3/20/24 — (524)
Singapore Dollar .... CITI Buy 600,000 445,434 3/20/24 — (2,921)
Total Forward Exchange Contracts ................................................... $112,787 $(83,896)
Net unrealized appreciation (depreciation) ............................................ $28,891
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2023, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
464,580
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 464,580 440,185
Total Restricted Securities (Value is 3.4% of Net Assets) .............. $479,578 $440,185
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
0
as of September 30, 2023.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $428,932,984 $2,308,148,083 $(2,593,659,907) $— $— $143,421,160 143,421,160 $10,180,881
Total Affiliated Securities ... $428,932,984 $2,308,148,083 $(2,593,659,907) $— $— $143,421,160 $10,180,881
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $36,021,294 $239,809,561 $(250,482,338) $— $— $25,348,517 25,348,517 $927,429
Total Affiliated Securities ... $36,021,294 $239,809,561 $(250,482,338) $— $— $25,348,517 $927,429
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $10,620,409 $14,550,296 $(19,122,149) $— $— $6,048,556 6,048,556 $284,410
Total Affiliated Securities ... $10,620,409 $14,550,296 $(19,122,149) $— $— $6,048,556 $284,410
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $706,837 $6,146,302 $(6,296,598) $— $— $556,541 556,541 $41,232
Total Affiliated Securities ... $706,837 $6,146,302 $(6,296,598) $— $— $556,541 $41,232
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 3,624,951,793 $ — $ 3,624,951,793
U.S. Government and Agency Securities ....... — 431,877,664 — 431,877,664
Options purchased ....................... — 951,239 — 951,239
Short Term Investments ................... 143,421,160 330,183,907 — 473,605,067
Total Investments in Securities ........... $143,421,160 $4,387,964,603 $— $4,531,385,763
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 14,320,128 $ — $ 14,320,128
Total Other Financial Instruments ......... $— $14,320,128 $— $14,320,128
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 1,147,243 $ — $ 1,147,243
Forward exchange contracts ................ — 44,371,880 — 44,371,880
Swap contracts .......................... — 29,017,567 — 29,017,567
Total Other Financial Instruments ......... $— $74,536,690 $— $74,536,690
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 296,216,484 — 296,216,484
U.S. Government and Agency Securities ....... — 21,798,566 — 21,798,566
Escrows and Litigation Trusts ............... — — —
b
—
Options purchased ....................... — 83,323 — 83,323
Short Term Investments ................... 25,348,517 7,672,369 — 33,020,886
Total Investments in Securities ........... $25,348,517 $325,770,742 $— $351,119,259
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 910,793 $ — $ 910,793
Total Other Financial Instruments ......... $— $910,793 $— $910,793
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 100,491 $ — $ 100,491
Forward exchange contracts ................ — 4,500,510 — 4,500,510
Swap contracts .......................... — 422,993 — 422,993
Total Other Financial Instruments ......... $— $5,023,994 $— $5,023,994
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 20,793,665 — 20,793,665
Options purchased ....................... — 14,139 — 14,139
Short Term Investments ................... 6,048,556 2,202,136 — 8,250,692
Total Investments in Securities ........... $6,048,556 $23,009,940 $— $29,058,496
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 30,628 $ — $ 30,628
Total Other Financial Instruments ......... $— $30,628 $— $30,628
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 17,052 $ — $ 17,052
Forward exchange contracts ................ — 271,746 — 271,746
Total Other Financial Instruments ......... $— $288,798 $— $288,798
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — 440,185
b
440,185
Foreign Government and Agency Securities .... — 11,988,707 — 11,988,707
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 556,541 — — 556,541
Total Investments in Securities ........... $556,541 $11,988,707 $440,185 $12,985,433
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 112,787 $ — $ 112,787
Total Other Financial Instruments ......... $— $112,787 $— $112,787
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 83,896 $ — $ 83,896
Total Other Financial Instruments ......... $— $83,896 $— $83,896
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 450,492 — (13,321) — — — — 3,014 440,185 2,249
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts .. —
b
— — — — — — — —
b
—
Total Investments in
Securities ......... $450,492 $— $(13,321) $— $— $— $— $3,014 $440,185 $2,249
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$440,185 Discounted cash flow Discount rate
(
b
)
9.3% Decrease
All Other
.......................
—
c
Total
..........................
$440,185
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
c
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
UYU
Uruguayan Peso
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.